Long-Term Debt, net - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 44,375	$ 31,750
Unamortized Debt Discount	(541)	(447)
Accrued Interest	491	179
Total Borrowings	44,325	31,482
Loan Balance - Current Portion	(6,500)	(5,000)
Unamortized Debt Discount- Current Portion	188	135
Accrued Interest - Current Portion	(491)	(179)
Total Borrowings - Current Portion	(6,803)	(5,044)
Loan Balance - Long-Term Portion	37,875	26,750
Unamortized Debt Discount - Long-Term Portion	(353)	(312)
Total Borrowings - Long-Term Portion	37,522	$ 26,438
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited & Serena Maritime Limited [member]
Disclosure of detailed information about borrowings [line items]
Loan Balance	44,375
Unamortized Debt Discount	(541)
Accrued Interest	491
Total Borrowings	$ 44,325